Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

August 29, 2011

LCIV081/P106SP

(Wells Fargo Advantage Discovery Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.61%	0.61%	0.45%	0.18%	0.68%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.37%	2.12%	1.21%	0.94%	1.44%
Fee Waivers		0.14%	0.14%	0.05%	0.03%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.23%	1.98%	1.16%	0.91%	1.30%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	957	1,256	2,103
Class C	301	636	1,113	2,429
Administrator Class	118	374	655	1,457
Institutional Class	93	293	514	1,149
Investor Class	132	427	760	1,699

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	957	1,256	2,103
Class C	201	636	1,113	2,429
Administrator Class	118	374	655	1,457
Institutional Class	93	293	514	1,149
Investor Class	132	427	760	1,699

(Wells Fargo Advantage Enterprise Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Enterprise Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.63%	0.63%	0.47%	0.20%	0.70%
Total Annual Fund Operating Expenses		1.33%	2.08%	1.17%	0.90%	1.40%
Fee Waivers		0.15%	0.15%	0.02%	0.05%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.18%	1.93%	1.15%	0.85%	1.25%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	944	1,234	2,059
Class C	296	622	1,090	2,386
Administrator Class	117	368	640	1,417
Institutional Class	87	277	488	1,098
Investor Class	127	413	736	1,653

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	944	1,234	2,059
Class C	196	622	1,090	2,386
Administrator Class	117	368	640	1,417
Institutional Class	87	277	488	1,098
Investor Class	127	413	736	1,653

In the sections entitled "Principal Investment Risks" and "Description of Principal Risks" in the Fund's prospectuses, references to Active Trading Risk have been removed and the following disclosure has been added:

Sector Emphasis Risk Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap�� Index, which ranged from approximately  $526 million to  $17.3 billion as of June 27, 2011, and is expected to change frequently.

The following sentence is added under the section entitled "Investment Objective" in the section entitled "The Funds -- Enterprise Fund" in the Fund's Class A, B, C prospectus:

"The Fund seeks long-term capital appreciation."

The following sentence is added to the principal investment strategy in the section entitled "The Funds - Enterprise Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

(Wells Fargo Advantage Opportunity Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Opportunity Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.60%	0.60%	0.44%	0.17%	0.67%
Total Annual Fund Operating Expenses		1.28%	2.03%	1.12%	0.85%	1.35%
Fee Waivers		0.03%	0.03%	0.12%	0.10%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%	2.00%	1.00%	0.75%	1.32%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	952	1,231	2,026
Class C	303	631	1,087	2,354
Administrator Class	102	332	593	1,341
Institutional Class	77	251	451	1,030
Investor Class	134	422	733	1,619

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	952	1,231	2,026
Class C	203	631	1,087	2,354
Administrator Class	102	332	593	1,341
Institutional Class	77	251	451	1,030
Investor Class	134	422	733	1,619

In the sections entitled "Principal Investment Risks" and "Description of Principal Risks" in the Fund's prospectuses, the following disclosure has been added:

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap�� Index, which ranged from approximately  $526 million to  $17.3 billion as of June 27, 2011, and is expected to change frequently.

The following sentence is added to the principal investment strategy in the section entitled "The Funds -- Opportunity Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

(Wells Fargo Advantage Emerging Growth Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Growth Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		3.98%	3.98%	3.82%	3.55%	4.05%
Total Annual Fund Operating Expenses	[2]	4.78%	5.53%	4.62%	4.35%	4.85%
Fee Waivers		3.41%	3.41%	3.42%	3.45%	3.41%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.37%	2.12%	1.20%	0.90%	1.44%
[1]	Reflects the fees charge by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	1,642	2,582	4,950
Class C	315	1,347	2,467	5,215
Administrator Class	122	1,085	2,055	4,513
Institutional Class	92	1,003	1,927	4,289
Investor Class	147	1,153	2,162	4,698

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	1,642	2,582	4,950
Class C	215	1,347	2,467	5,215
Administrator Class	122	1,085	2,055	4,513
Institutional Class	92	1,003	1,927	4,289
Investor Class	147	1,153	2,162	4,698

(Wells Fargo Advantage Equity Value Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Equity Value Fund)		Class A	Class B	Class C	Administrator Class	Institutional Class
Management Fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%	none	none
Other Expenses		0.64%	0.64%	0.64%	0.48%	0.21%
Total Annual Fund Operating Expenses	[2]	1.29%	2.04%	2.04%	1.13%	0.86%
Fee Waivers		0.05%	0.05%	0.05%	0.13%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.24%	1.99%	1.99%	1.00%	0.75%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Funds invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Equity Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	951	1,233	2,033
Class B	702	930	1,289	2,078
Class C	302	630	1,089	2,361
Administrator Class	102	333	597	1,351
Institutional Class	77	252	455	1,040

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Equity Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	951	1,233	2,033
Class B	202	630	1,089	2,078
Class C	202	630	1,089	2,361
Administrator Class	102	333	597	1,351
Institutional Class	77	252	455	1,040

In the sections entitled "Principal Investment Risks" and "Description of Principal Risks" in the Fund's prospectuses, references to Active Trading Risk have been removed.

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

The market capitalization range of the Russell 1000�� Index was  $526 million to  $384 billion as of June 27, 2011, and is expected to change frequently.

The following sentence is added to the principal investment strategy in the section entitled "The Funds - Equity Value Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

(Wells Fargo Advantage Large Company Value Fund )

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Large Company Value Fund )		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.70%	0.70%	0.54%	0.27%	0.77%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.20%	0.93%	1.43%
Fee Waivers		0.25%	0.25%	0.34%	0.27%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%	1.86%	0.86%	0.66%	1.18%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class, and 1.17% for Investor Class. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Large Company Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	933	1,231	2,074
Class C	289	611	1,087	2,401
Administrator Class	88	312	592	1,392
Institutional Class	67	241	461	1,092
Investor Class	120	402	733	1,669

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Large Company Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	933	1,231	2,074
Class C	189	611	1,087	2,401
Administrator Class	88	312	592	1,392
Institutional Class	67	241	461	1,092
Investor Class	120	402	733	1,669

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

August 29, 2011

LCIV081/P106SP

(Wells Fargo Advantage Discovery Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.61%	0.61%	0.45%	0.18%	0.68%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.37%	2.12%	1.21%	0.94%	1.44%
Fee Waivers		0.14%	0.14%	0.05%	0.03%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.23%	1.98%	1.16%	0.91%	1.30%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	957	1,256	2,103
Class C	301	636	1,113	2,429
Administrator Class	118	374	655	1,457
Institutional Class	93	293	514	1,149
Investor Class	132	427	760	1,699

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	957	1,256	2,103
Class C	201	636	1,113	2,429
Administrator Class	118	374	655	1,457
Institutional Class	93	293	514	1,149
Investor Class	132	427	760	1,699

(Wells Fargo Advantage Enterprise Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

The following sentence is added to the principal investment strategy in the section entitled "The Funds - Enterprise Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Enterprise Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.63%	0.63%	0.47%	0.20%	0.70%
Total Annual Fund Operating Expenses		1.33%	2.08%	1.17%	0.90%	1.40%
Fee Waivers		0.15%	0.15%	0.02%	0.05%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.18%	1.93%	1.15%	0.85%	1.25%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	944	1,234	2,059
Class C	296	622	1,090	2,386
Administrator Class	117	368	640	1,417
Institutional Class	87	277	488	1,098
Investor Class	127	413	736	1,653

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	944	1,234	2,059
Class C	196	622	1,090	2,386
Administrator Class	117	368	640	1,417
Institutional Class	87	277	488	1,098
Investor Class	127	413	736	1,653

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap�� Index, which ranged from approximately  $526 million to  $17.3 billion as of June 27, 2011, and is expected to change frequently.

(Wells Fargo Advantage Opportunity Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Opportunity Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.60%	0.60%	0.44%	0.17%	0.67%
Total Annual Fund Operating Expenses		1.28%	2.03%	1.12%	0.85%	1.35%
Fee Waivers		0.03%	0.03%	0.12%	0.10%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%	2.00%	1.00%	0.75%	1.32%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	952	1,231	2,026
Class C	303	631	1,087	2,354
Administrator Class	102	332	593	1,341
Institutional Class	77	251	451	1,030
Investor Class	134	422	733	1,619

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	952	1,231	2,026
Class C	203	631	1,087	2,354
Administrator Class	102	332	593	1,341
Institutional Class	77	251	451	1,030
Investor Class	134	422	733	1,619

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap�� Index, which ranged from approximately  $526 million to  $17.3 billion as of June 27, 2011, and is expected to change frequently.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

August 29, 2011

LCIV081/P106SP

(Wells Fargo Advantage Equity Value Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Equity Value Fund)		Class A	Class B	Class C	Administrator Class	Institutional Class
Management Fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%	none	none
Other Expenses		0.64%	0.64%	0.64%	0.48%	0.21%
Total Annual Fund Operating Expenses	[2]	1.29%	2.04%	2.04%	1.13%	0.86%
Fee Waivers		0.05%	0.05%	0.05%	0.13%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.24%	1.99%	1.99%	1.00%	0.75%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Funds invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Equity Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	951	1,233	2,033
Class B	702	930	1,289	2,078
Class C	302	630	1,089	2,361
Administrator Class	102	333	597	1,351
Institutional Class	77	252	455	1,040

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Equity Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	951	1,233	2,033
Class B	202	630	1,089	2,078
Class C	202	630	1,089	2,361
Administrator Class	102	333	597	1,351
Institutional Class	77	252	455	1,040

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

The market capitalization range of the Russell 1000�� Index was  $526 million to  $384 billion as of June 27, 2011, and is expected to change frequently.

(Wells Fargo Advantage Large Company Value Fund )

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Large Company Value Fund )		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.70%	0.70%	0.54%	0.27%	0.77%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.20%	0.93%	1.43%
Fee Waivers		0.25%	0.25%	0.34%	0.27%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%	1.86%	0.86%	0.66%	1.18%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class, and 1.17% for Investor Class. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Large Company Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	933	1,231	2,074
Class C	289	611	1,087	2,401
Administrator Class	88	312	592	1,392
Institutional Class	67	241	461	1,092
Investor Class	120	402	733	1,669

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Large Company Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	933	1,231	2,074
Class C	189	611	1,087	2,401
Administrator Class	88	312	592	1,392
Institutional Class	67	241	461	1,092
Investor Class	120	402	733	1,669

(Wells Fargo Advantage Emerging Growth Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Growth Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		3.98%	3.98%	3.82%	3.55%	4.05%
Total Annual Fund Operating Expenses	[2]	4.78%	5.53%	4.62%	4.35%	4.85%
Fee Waivers		3.41%	3.41%	3.42%	3.45%	3.41%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.37%	2.12%	1.20%	0.90%	1.44%
[1]	Reflects the fees charge by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	1,642	2,582	4,950
Class C	315	1,347	2,467	5,215
Administrator Class	122	1,085	2,055	4,513
Institutional Class	92	1,003	1,927	4,289
Investor Class	147	1,153	2,162	4,698

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	1,642	2,582	4,950
Class C	215	1,347	2,467	5,215
Administrator Class	122	1,085	2,055	4,513
Institutional Class	92	1,003	1,927	4,289
Investor Class	147	1,153	2,162	4,698

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Aug. 29, 2011
(Wells Fargo Advantage Discovery Fund) | Class A
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[1]
(Wells Fargo Advantage Discovery Fund) | Administrator Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[1]
(Wells Fargo Advantage Discovery Fund) | Class C
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.12%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[1]
(Wells Fargo Advantage Discovery Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(Wells Fargo Advantage Discovery Fund) | Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[1]
(Wells Fargo Advantage Enterprise Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[2]
(Wells Fargo Advantage Enterprise Fund) | Administrator Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[2]
(Wells Fargo Advantage Enterprise Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.93%	[2]
(Wells Fargo Advantage Enterprise Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]
(Wells Fargo Advantage Enterprise Fund) | Investor Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[2]
(Wells Fargo Advantage Opportunity Fund) | Class A
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[3]
(Wells Fargo Advantage Opportunity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(Wells Fargo Advantage Opportunity Fund) | Class C
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	2.03%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	[3]
(Wells Fargo Advantage Opportunity Fund) | Institutional Class
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[3]
(Wells Fargo Advantage Opportunity Fund) | Investor Class
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.32%	[3]
(Wells Fargo Advantage Emerging Growth Fund) | Class A
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	3.98%
Total Annual Fund Operating Expenses	4.78%	[5]
Fee Waivers	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	1.37%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	3.82%
Total Annual Fund Operating Expenses	4.62%	[5]
Fee Waivers	(3.42%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Class C
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	0.75%
Other Expenses	3.98%
Total Annual Fund Operating Expenses	5.53%	[5]
Fee Waivers	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	2.12%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	3.55%
Total Annual Fund Operating Expenses	4.35%	[5]
Fee Waivers	(3.45%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	4.05%
Total Annual Fund Operating Expenses	4.85%	[5]
Fee Waivers	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	1.44%	[6]
(Wells Fargo Advantage Equity Value Fund) | Class A
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%	[5]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.24%	[3]
(Wells Fargo Advantage Equity Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%	[5]
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(Wells Fargo Advantage Equity Value Fund) | Class B
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[5]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.99%	[3]
(Wells Fargo Advantage Equity Value Fund) | Class C
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[5]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.99%	[3]
(Wells Fargo Advantage Equity Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%	[5]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[3]
(Wells Fargo Advantage Large Company Value Fund ) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.86%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.77%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[8]

[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[2]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[3]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[4]	Reflects the fees charge by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[5]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[6]	Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[7]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Funds invests substantially all of its assets.
[8]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class, and 1.17% for Investor Class. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 29, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
Supplement [Text Block]	wells_SupplementTextBlock
Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

August 29, 2011

LCIV081/P106SP

(Wells Fargo Advantage Discovery Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption:
(Wells Fargo Advantage Discovery Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.23%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	957
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,256
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,103
(Wells Fargo Advantage Discovery Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,457
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	374
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	655
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,457
(Wells Fargo Advantage Discovery Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,429
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,113
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,429
(Wells Fargo Advantage Discovery Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	514
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,149
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	514
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,149
(Wells Fargo Advantage Discovery Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,699
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	427
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	760
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,699
(Wells Fargo Advantage Enterprise Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Risk Supplement [Text Block]	wells_SupplementTextBlock_01

In the sections entitled "Principal Investment Risks" and "Description of Principal Risks" in the Fund's prospectuses, references to Active Trading Risk have been removed and the following disclosure has been added:

Sector Emphasis Risk Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Strategy Supplement [Text Block]	wells_SupplementTextBlock_22

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap�� Index, which ranged from approximately  $526 million to  $17.3 billion as of June 27, 2011, and is expected to change frequently.

Strategy Supplement - [Text Block]	wells_SupplementTextBlock_04

The following sentence is added to the principal investment strategy in the section entitled "The Funds - Enterprise Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Objective Supplement [Text Block]	wells_SupplementTextBlock_03

The following sentence is added under the section entitled "Investment Objective" in the section entitled "The Funds -- Enterprise Fund" in the Fund's Class A, B, C prospectus:

"The Fund seeks long-term capital appreciation."

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption:
(Wells Fargo Advantage Enterprise Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,234
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	688
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	944
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,059
(Wells Fargo Advantage Enterprise Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	640
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,417
(Wells Fargo Advantage Enterprise Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,090
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,090
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,386
(Wells Fargo Advantage Enterprise Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,098
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,098
(Wells Fargo Advantage Enterprise Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,653
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	413
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	736
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,653
(Wells Fargo Advantage Opportunity Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Risk Supplement [Text Block]	wells_SupplementTextBlock_01

In the sections entitled "Principal Investment Risks" and "Description of Principal Risks" in the Fund's prospectuses, the following disclosure has been added:

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Strategy Supplement [Text Block]	wells_SupplementTextBlock_22

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap�� Index, which ranged from approximately  $526 million to  $17.3 billion as of June 27, 2011, and is expected to change frequently.

Objective Supplement [Text Block]	wells_SupplementTextBlock_03

The following sentence is added to the principal investment strategy in the section entitled "The Funds -- Opportunity Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption:
(Wells Fargo Advantage Opportunity Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,026
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	952
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,026
(Wells Fargo Advantage Opportunity Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,341
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	332
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	593
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,341
(Wells Fargo Advantage Opportunity Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.00%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,354
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,354
(Wells Fargo Advantage Opportunity Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	251
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	451
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,030
(Wells Fargo Advantage Opportunity Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,619
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	422
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	733
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,619
(Wells Fargo Advantage Emerging Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption:
(Wells Fargo Advantage Emerging Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.78%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.37%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,582
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,950
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	706
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,642
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,582
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,950
(Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.62%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,085
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,055
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,513
(Wells Fargo Advantage Emerging Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.53%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.12%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,215
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,467
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,215
(Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.45%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,289
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,003
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,927
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,289
(Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.85%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.44%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,698
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,153
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,698
(Wells Fargo Advantage Equity Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Risk Supplement [Text Block]	wells_SupplementTextBlock_01	In the sections entitled "Principal Investment Risks" and "Description of Principal Risks" in the Fund's prospectuses, references to Active Trading Risk have been removed.
Strategy Supplement [Text Block]	wells_SupplementTextBlock_22

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

The market capitalization range of the Russell 1000�� Index was  $526 million to  $384 billion as of June 27, 2011, and is expected to change frequently.

Strategy Supplement - [Text Block]	wells_SupplementTextBlock_04

The following sentence is added to the principal investment strategy in the section entitled "The Funds - Equity Value Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption:
(Wells Fargo Advantage Equity Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,033
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	951
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,233
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,033
(Wells Fargo Advantage Equity Value Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,351
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	333
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	597
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,351
(Wells Fargo Advantage Equity Value Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.99%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,289
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,078
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,089
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,078
(Wells Fargo Advantage Equity Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.99%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,361
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,089
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,361
(Wells Fargo Advantage Equity Value Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[7]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,040
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,040
(Wells Fargo Advantage Large Company Value Fund )
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption:
(Wells Fargo Advantage Large Company Value Fund ) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	933
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,074
(Wells Fargo Advantage Large Company Value Fund ) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,392
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	592
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,392
(Wells Fargo Advantage Large Company Value Fund ) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.86%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,401
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	611
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,401
(Wells Fargo Advantage Large Company Value Fund ) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.66%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,092
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	241
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	461
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,092
(Wells Fargo Advantage Large Company Value Fund ) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	402
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	733
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,669
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[3]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[4]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class, and 1.17% for Investor Class. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[5]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[6]	Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[7]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[8]	Reflects the fees charge by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[9]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Funds invests substantially all of its assets.